Note 20 - Financial Income, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Interest Income and Interest Expense Disclosure [Table Text Block]
	2017	2016	2015
Interest income	18	21	18
Interest expense	(44)	(57)	(64)
Warrants exercised / forfeited	625	174	330
Changes in fair value of the warrants (1)	2,044	3,811	(2,377)
Total	2,643	3,949	(2,094)